February 10, 2010

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Evergreen Variable Annuity Trust

Evergreen VA Core Bond Fund

Evergreen VA Fundamental Large Cap Fund

Evergreen VA Growth Fund

Evergreen VA International Equity Fund

Evergreen VA Omega Fund

Evergreen VA Special Values Fund (the “Funds”)

Post-Effective Amendment No. 41 to Registration Statement on
Form N-1A, Nos: 33-83100/811-08716

Ladies and Gentlemen:

On behalf of the Evergreen Variable Annuity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to comply with the requirements of the Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Investment Companies Release (Release Nos. 33-8998; IC-28584; File No.S7-28-07) and to include a summary section at the front of the Funds’ prospectus.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely yours,

/s/ Brian J. Montana

Brian J. Montana

Enclosure